Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-based Compensation
Summary of stock option activity

	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,950	$2.94
Granted	218	4.22
Exercised	(218)	1.23
Cancelled	(10)	2.97

Options outstanding at September 30, 2012	3,940	$3.11	8.32	$12,226

Options exercisable at September 30, 2012	1,104	$1.61	6.14	$5,076

Options vested or expected to vest at September 30, 2012	3,732	$3.07	8.27	$11,719

	Shares	Weighted- average exercise price (in dollars per share)	Weighted- average contractual life (in years)	Aggregate intrinsic value

	(In thousands, except per share amounts)
Options outstanding at December 31, 2010	1,462	$1.20
Granted	2,831	3.69
Exercised	(220)	0.93
Cancelled	(123)	2.71

Options outstanding at December 31, 2011	3,950	$2.94	8.55	$3,744

Options exercisable at December 31, 2011	1,077	$1.31	5.09	$2,784

Options vested or expected to vest at December 31, 2011	3,843	$2.94	8.55	$3,708

Summary of stock-based compensation expense by financial statement line

	Years ended
	December 31, 2011	December 31, 2010	December 31, 2009

Research and development	$118	$37	$143
General and administrative	186	97	(19)

Share-based compensation expense included in operating expenses	$304	$134	$125

Schedule of weighted-average assumptions used in estimation of grant date fair values

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%